                       METROPOLITAN LIFE INSURANCE COMPANY

                           PARAGON SEPARATE ACCOUNT D

          INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                      AND
   FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE LIFE INSURANCE POLICIES

                   SUPPLEMENT DATED NOVEMBER 21, 2016 TO THE
                          PROSPECTUS DATED MAY 1, 2006

This supplement updates certain information contained in your last prospectus for the above-referenced policies. You should read and retain this supplement.

Due to a fund merger effective on November 21, 2016, the Putnam VT Growth Opportunities Fund replaced the Putnam VT Voyager Fund of the Putnam Variable Trust as an investment option under the policies. The fees and expenses of the Putnam VT Growth Opportunities Fund for the year ended December 31, 2015 are as follows:

                                                  DISTRIBUTION             ACQUIRED    TOTAL                    NET TOTAL
                                                     AND/OR                  FUND     ANNUAL      FEE WAIVER     ANNUAL
                                     MANAGEMENT  SERVICE(12B-1)   OTHER    FEES AND  OPERATING  AND/OR EXPENSE  OPERATING
FUND                                    FEE           FEES       EXPENSES  EXPENSES  EXPENSES   REIMBURSEMENT   EXPENSES
----                                 ----------  --------------  --------  --------  ---------  --------------  ---------
PUTNAM VARIABLE TRUST-CLASS IA
Putnam VT Growth Opportunities Fund       0.55%              --     0.36%       --       0.91%           0.09%      0.82%

The investment objective and investment adviser of the Putnam VT Growth Opportunities Fund are as follows:

FUND                                 INVESTMENT OBJECTIVE         INVESTMENT ADVISER
----                                 ---------------------------  --------------------------------------
PUTNAM VARIABLE TRUST -- CLASS IA
Putnam VT Growth Opportunities Fund  Seeks capital appreciation.  Putnam Investment Management, LLC
                                                                  Subadviser: Putnam Investments Limited

Transfers of cash value attributable to the merger of the Putnam VT Voyager Fund into the Putnam VT Growth Opportunities Fund will not be subject to any minimum transfer requirements, nor incur a transfer charge and will not count towards any maximum number of allowable transfers, if applicable. On and after the date of the merger, any new premiums or transfers directed to the Putnam VT Voyager Fund will instead be made to the Putnam VT Growth Opportunities Fund.